Lease Arrangements (Schedule of Future Minimum Lease Commitments) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Capital Leases
2017	$ 6.6
2018	4.3
2019	4.3
2020	3.9
2021	0.7
Thereafter	0.0
Total minimum lease payments	19.8
Amounts representing interest	(1.0)
Present value of minimum lease payments	18.8
Current maturities	(6.1)
Long-term capital lease obligation	12.7
Operating leases
2017	15.8
2018	11.9
2019	8.0
2020	5.4
2021	3.8
Thereafter	17.6
Total minimum lease payments	$ 62.5